Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2018
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive (Loss) Income
Other Comprehensive Income (Loss)

Shareholders’ equity included the following activity in accumulated other comprehensive income (loss) in 2018, 2017 and 2016:

	At December 31,
In millions	2018	2017	2016
Net unrealized investment gains (losses):
Beginning of year balance	$—	$—	$—
Other comprehensive income before reclassifications ($132 pretax)	97	—	—
Amounts reclassified from accumulated other comprehensive income ($1 pretax) (1)	—	—	—
Other comprehensive income	97	—	—
End of year balance	97	—	—

Foreign currency translation adjustments:
Beginning of year balance	(129)	(127)	(165)
Other comprehensive income (loss)	(29)	(2)	38
Other comprehensive income (loss)	(29)	(2)	38
End of year balance	(158)	(129)	(127)

Net cash flow hedges:
Beginning of year balance	(15)	(5)	(7)
Adoption of new accounting standard (4)	(3)	—	—
Other comprehensive income (loss) before reclassifications ($465, $(18) and $0 pretax)	344	(11)	—
Amounts reclassified from accumulated other comprehensive loss ($(19), $2 and $3 pretax) (2)	(14)	1	2
Other comprehensive income (loss)	330	(10)	2
End of year balance	312	(15)	(5)

Pension and OPEB plans:
Beginning of year balance	(21)	(173)	(186)
Adoption of new accounting standard (4)	(4)	—	—
Other comprehensive loss before reclassifications ($(178), $0 and $0 pretax)	(132)	—	—
Amounts reclassified from accumulated other comprehensive loss ($11, $249 and $21 pretax) (3)	8	152	13
Other comprehensive income (loss)	(124)	152	13
End of year balance	(149)	(21)	(173)

Total beginning of year accumulated other comprehensive loss	(165)	(305)	(358)
Adoption of new accounting standard (4)	(7)	—	—
Total other comprehensive income	274	140	53
Total end of year accumulated other comprehensive income (loss)	$102	$(165)	$(305)

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(1)	Amounts reclassified from accumulated other comprehensive income for debt securities are included in net investment income within the consolidated statements of operations.

(2)	Amounts reclassified from accumulated other comprehensive loss for specifically identified cash flow hedges are included within interest expense in the consolidated statements of operations.

(3)
Amounts reclassified from accumulated other comprehensive loss for specifically identified pension and other postretirement benefits are included in other (income) expense in the consolidated statements of operations.

(4)
See Note 1 ‘‘Significant Accounting Policies’’ for additional information on the adoption of ASU 2018-02 during the first quarter of 2018.